VANGUARD
INTERNATIONAL GROWTH
PORTFOLIO


Fund Profile
October 18, 1996





The International
Growth Portfolio is
part of  Vanguard
World Fund, which
also includes
the U.S. Growth
Portfolio.





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1    OBJECTIVE

Vanguard International Growth Portfolio seeks to provide long-term capital growth. The Portfolio may not meet this objective.

2    INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks of seasoned companies selected from as many as 30 markets located outside the United States, including Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia, Hong Kong, and Singapore. In addition to investing in common stocks, the Portfolio may also invest, to a limited degree, in short-term fixed-income securities, and futures and options contracts.

3    RISKS

The Portfolio's total return will fluctuate, so an investor could lose money over short or extended periods. More specifically, investors in the Portfolio are exposed to . . .

o A HIGH degree of STOCK MARKET RISK (the possibility that stock prices in general will decline over short or extended periods).

    Historical returns for foreign stock markets (as measured by the Morgan Stanley Capital International - Europe, Australasia, Far East Index, or EAFE Index) show some of this market volatility. From 1969 to 1995, the EAFE Index provided an annualized total return of 13.1%. During that period, the worst year saw a return of -23.2%; the best year, a 69.9% return.

o A HIGH degree of CURRENCY RISK (the possibility that a "strong" dollar will reduce Americans' returns on foreign investments).

o A HIGH degree of COUNTRY RISK (the possibility that a country's economy could be hurt by political events or natural disasters).

4    APPROPRIATENESS

This Portfolio may be suitable for investors who . . .

o   Are seeking long-term capital growth.

o   Want investment opportunities outside the United States.

o Are willing to assume above-average investment risk in addition to the risks (currency risk, country risk) associated with international investing.

o   Plan to invest for at least five years.

The Portfolio is not suitable for investors who . . .

o   Are seeking current income.

o   Cannot tolerate fluctuating share prices.

5    FEES AND EXPENSES

Vanguard International Growth Portfolio -- like all Vanguard Funds -- is offered on a pure no-load basis (that is, the Portfolio has no 12b-1 fees or charges to buy or sell shares).

The Portfolio's operating expenses are deducted from its total assets before daily share prices and income distributions are calculated. The Portfolio's expense ratio for fiscal year 1996 was 0.56% of assets.

    ANNUAL FUND OPERATING EXPENSES
    ------------------------------
    Investment Advisory Fees  . . . . . . . . . . . . . . . . . .       0.18%
    Distribution Costs  . . . . . . . . . . . . . . . . . . . . .       0.02
    Other Expenses  . . . . . . . . . . . . . . . . . . . . . . .       0.36
                                                                        ----
    TOTAL OPERATING EXPENSES  . . . . . . . . . . . . . . . . . .       0.56%
                                                                        ====

The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and
(2) redemption at the end of each period.

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
        ------             -------            -------           --------
          $6                 $19                $33               $74

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

6    PAST PERFORMANCE

                                  PERFORMANCE
                          ANNUAL RETURNS (%) 1986-1995

                                                                      VANGUARD
                                                                    INTERNATIONAL
                                                                       GROWTH               MSCI EAFE
                                                                      PORTFOLIO               INDEX*
                                                                      ---------               ------
1986  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          56.7                  69.9
1987  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12.5                  24.9
1988  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11.6                  28.6
1989  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          24.8                  10.8
1990  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         -12.0                 -23.2
1991  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4.7                  12.5
1992  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          -5.8                 -11.8
1993  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          44.7                  32.9
1994  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.8                   8.1
1995  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14.9                  11.6


                              PERFORMANCE SUMMARY
                        PERIODS ENDED SEPTEMBER 30, 1996

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                 INTERNATIONAL              EAFE
                                                               GROWTH PORTFOLIO            INDEX*
                                                               ----------------            ------
1 Year                                                               12.3%                   8.9%
5 Years                                                              11.4%                   8.5%
10 Years                                                             10.5%                   9.0%

Note: In evaluating past performance, it is important to consider that returns from foreign stocks were close to their highest levels in history during the past ten years. Past performance is not indicative of future performance.

Performance figures include the reinvestment of all dividends and any capital gains distributions. All returns are net of expenses. The performance data quoted represent past performance. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

*The Morgan Stanley Capital International - Europe, Australasia, Far East
(EAFE) Index is a diversified group of more than 1,000 foreign securities used to measure international stock performance. An index is unmanaged; you cannot invest in an index.

7    INVESTMENT ADVISER

The Portfolio is managed by Schroder Capital Management International. Schroder is part of a worldwide group of banks and financial services companies that manages total assets of more than $120 billion.

Richard Foulkes, Executive Vice President of Schroder Capital, has served as portfolio manager since the Portfolio's inception in 1981.

8    PURCHASES

You may purchase shares by mail, wire, or exchange from another Vanguard Fund. The minimum initial investment is $3,000 ($1,000 for IRAs and custodial accounts for minors).

9    REDEMPTIONS

You may redeem shares by sending a letter to or calling Vanguard. The Portfolio's share price is expected to fluctuate and, at redemption, may be higher or lower than at the time of initial purchase, resulting in a taxable gain or loss.

10   DISTRIBUTIONS

The Portfolio expects to pay dividend and capital gains distributions annually. These distributions may be automatically reinvested or received in cash. All distributions are taxable to you whether reinvested in additional shares or received in cash.

11   OTHER SERVICES

o Vanguard Fund Express(R) -- electronic transfers between your bank account and the Portfolio.

o Vanguard Tele-Account(R) -- around-the-clock access to Vanguard Fund information, account balances, and some transactions by calling 1-800-662-6273 (ON-BOARD).

o Investor Information -- toll-free access to Vanguard Associates by calling 1-800-662-7447 (SHIP).

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Post Office Box 2600
Valley Forge, PA 19482





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INFORMATION
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THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE PORTFOLIO. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE PORTFOLIO'S ACCOMPANYING PROSPECTUS. FOR DETAILS ABOUT THE PORTFOLIO'S HOLDINGS OR RECENT INVESTMENT STRATEGIES, PLEASE REVIEW THE PORTFOLIO'S MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT. THE PROSPECTUS AND REPORTS MAY BE OBTAINED AT NO COST BY CALLING VANGUARD.

(C) 1996 Vanguard Marketing Corporation, Distributor

FP81 - 1096-30A